Revenues (By Geographical Location of Customers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Sales in China [Member] USD ($)	Dec. 31, 2013 Sales in China [Member] CNY	Dec. 31, 2012 Sales in China [Member] CNY	Dec. 31, 2011 Sales in China [Member] CNY	Dec. 31, 2013 Sales in other countries principally Europe, Asia and North America [Member] USD ($)	Dec. 31, 2013 Sales in other countries principally Europe, Asia and North America [Member] CNY	Dec. 31, 2012 Sales in other countries principally Europe, Asia and North America [Member] CNY	Dec. 31, 2011 Sales in other countries principally Europe, Asia and North America [Member] CNY
Revenues from External Customers [Line Items]
Net Sales	$ 50,374	304,950	372,866	537,645	$ 43,457	263,076	302,290	392,195	$ 6,917	41,874	70,576	145,450